Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2019
Trade and other receivables
Schedule of trade and other receivables

	Six Months Ended	Year Ended
	June 30,	December 31,
(in thousands of €)	2019	2018
VAT receivable	€607	€496
Trade receivables	120	214
Other receivables	260	455
Interest receivable	2,656	556
VLAIO grant receivable	1,634	1,165
	€5,277	€2,886